Taxes on Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of breakdown of losses before taxes
Loss before taxes on income	$ 2,890	$ 1,745
Israel
Summary of breakdown of losses before taxes
Loss before taxes on income	1,044	1,171
United States
Summary of breakdown of losses before taxes
Loss before taxes on income	1,628	379
ROW
Summary of breakdown of losses before taxes
Loss before taxes on income	$ 218	$ 195